Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		30 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Wells and Related Equipment and Facilities [Member] | Maximum [Member] | Scenario, Forecast [Member]
Tangible Asset Impairment Charges	$ 4,800
Wells and Related Equipment and Facilities [Member]
Property, Plant and Equipment, Net		$ 4,800
Annual Membership Fees [Member]
Deferred Revenue		$ 2,400	$ 2,300
AWMS Holdings LLC [Member]
Equity Method Investment, Ownership Percentage		47.00%	47.00%
Assuming Dilution Effect Member
Weighted Average Number of Shares Outstanding, Diluted		3,848,002	4,091,862
Asset Retirement Obligation		$ 100	$ 100
Weighted Average Number of Shares Outstanding, Basic		3,803,331	3,803,331
Cash and Cash Equivalents, at Carrying Value		$ 1,814	$ 4,329	$ 9,798
Property, Plant and Equipment, Net		$ 43,386	$ 35,954
Weighted Average Number of Shares Outstanding, Diluted		3,803,000	3,803,000